Segment reporting	9 Months Ended
Sep. 30, 2026
Segment reporting
Segment reporting

5.Segment reporting

The Group’s Executive Committee is identified as the chief operating decision maker (“CODM”) that reviews the Company’s internal reporting to assess performance and allocate resources. Management has determined the operating segments based on these reports.

The CODM has identified three reportable and operating segments:

●	Nigeria;
●	SSA; and
●	Latam (discontinued operations – see note 21)

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

The CODM primarily uses a measure of Adjusted EBITDA (including by segment) as income/(loss) for the period, before income tax expense/(benefit), finance costs and income, depreciation and amortization, net (reversal of impairment)/ impairment of withholding tax receivables, impairment of goodwill, business combination transaction costs, net impairment/(reversal of impairment) of property, plant and equipment, right-of-use assets, intangible assets excluding goodwill and related prepaid land rent, reversal of provision for decommissioning costs, net (gain)/loss on disposal of property, plant and equipment and right-of-use assets, share-based payment (credit)/expense, insurance claims, gain on disposal of subsidiary and certain other items that management believes are not indicative of the core performance of our business. The most directly comparable IFRS measure to Adjusted EBITDA is our income/(loss) for the period. The CODM also regularly receives information about the Group’s revenue by segment. The Group has additional corporate costs which do not meet the quantitative thresholds to be separately reported and therefore are not allocated to operating segments. Segment Adjusted EBITDA represents Adjusted EBITDA excluding unallocated corporate expenses.

There are no revenue transactions which occur between operating segments. Intercompany finance income, finance costs and loans are not included in the amounts below.

The additions to property, plant and equipment, right-of-use assets, and intangible assets within segment assets are based on the operations of the segment and the physical location of the assets, and are measured in the same way as in the consolidated financial statements.

Summarized financial information is as follows:

	Nigeria	SSA	Latam	Total
	$'m	$'m	$'m	$'m

Three months ended September 30, 2026
Revenues from external customers - continuing operations	359.4	131.1	—	490.5
Revenues from external customers - discontinued operations	—	—	17.6	17.6
Revenues from external customers	359.4	131.1	17.6
Segment Adjusted EBITDA	215.0	74.8	16.0	305.8

Three months ended September 30, 2025
Revenues from external customers - continuing operations	268.0	135.9	—	403.9
Revenues from external customers - discontinued operations	—	—	51.2	51.2
Revenues from external customers	268.0	135.9	51.2
Segment Adjusted EBITDA	169.6	80.0	41.2	290.8

Nine months ended September 30, 2026
Revenues from external customers - continuing operations	942.6	391.9	—	1,334.5
Revenues from external customers - discontinued operations	—	—	111.8	111.8
Revenues from external customers	942.6	391.9	111.8
Segment Adjusted EBITDA	564.0	223.3	86.4	873.7

Nine months ended September 30, 2025
Revenues from external customers - continuing operations	799.7	384.5	—	1,184.2
Revenues from external customers - discontinued operations	—	—	143.8	143.8
Revenues from external customers	799.7	384.5	143.8
Segment Adjusted EBITDA	519.2	224.8	110.3	854.3

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

Each segment's Adjusted EBITDA above includes the following items:

	Continuing operations				Discontinued operations
	Nigeria	SSA	Unallocated items	Total	Latam
	$'m	$'m	$'m	$'m	$'m

Three months ended September 30, 2026
Power generation	102.0	27.6	—	129.6	0.1
Staff costs	12.3	7.5	16.4	36.2	0.6
Tower repairs and maintenance	8.8	7.2	—	16.0	0.2

Three months ended September 30, 2025
Power generation	63.1	26.2	—	89.3	1.7
Staff costs	8.6	8.8	19.8	37.2	4.6
Tower repairs and maintenance	6.4	7.1	—	13.5	2.7

Nine months ended September 30, 2026
Power generation	255.1	79.9	—	335.0	2.0
Staff costs	36.3	22.6	52.7	111.6	11.2
Tower repairs and maintenance	22.9	21.3	—	44.2	3.7

Nine months ended September 30, 2025
Power generation	180.8	73.9	—	254.7	3.7
Staff costs	26.4	25.4	62.0	113.8	14.7
Tower repairs and maintenance	16.1	19.7	—	35.8	7.5

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

Reconciliation of information on reportable segments to the amounts reported in the financial statements:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m

Segment Adjusted EBITDA	305.8	290.8	873.7	854.3
Unallocated corporate expenses(a)	(23.1)	(29.3)	(77.0)	(91.8)
Finance costs	(115.3)	(101.7)	(339.7)	(330.3)
Depreciation and amortization	(54.6)	(105.0)	(166.6)	(283.4)
Share-based payment expense	(17.1)	(6.0)	(57.8)	(20.0)
Other costs(b)	(52.2)	(13.1)	(133.5)	(21.7)
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent(c)	(2.1)	(1.8)	(82.5)	(5.4)
Business combination costs	(13.5)	(0.1)	(29.0)	(1.3)
Insurance claims	0.1	0.1	0.2	0.4
Net gain/(loss) on disposal of property, plant and equipment and right-of-use assets	0.9	(0.6)	4.3	0.4
Net impairment reversal of withholding tax receivables (note 7)	2.3	24.9	1.8	37.8
Finance income	76.8	130.2	238.3	186.3
Net loss on disposal of subsidiaries (note 20)	(58.7)	—	(38.7)	—
Exclude: Loss before tax from discontinued operations (note 21.1)	40.8	29.1	39.6	84.2
Income before tax	90.1	217.5	233.1	409.5
(a)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.
(b)	Other costs for the three and nine months ended September 30, 2026, included $39.0 million and $96.4 million respectively (three and nine months ended September 30, 2025: $nil) of one-off long term employee benefit costs in relation to business disposals and the transactions contemplated by the merger agreement with MTN Group Limited entered into in February 2026, one-off expenses related to strategic initiatives and operating systems of $13.1 million and $35.9 million respectively (three and nine months ended September 30, 2025: $0.8 million and $5.1 million respectively), costs related to internal reorganization of $nil and $nil respectively (three and nine months ended September 30, 2025: $1.8 million and $3.5 million respectively).
(c)	Includes impairment of held for sale non-current assets for the three and nine months ended September 30, 2026 of $nil and $75.4 million respectively (three and nine months ended September 30, 2025: $nil) (see note 21.1).

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

Additions to segment assets are as follows:

	Nigeria	SSA	Latam	Total
	$'m	$'m	$'m	$'m

Additions of property, plant and equipment, right-of-use assets and intangible assets:
Three months ended September 30, 2026
- Segments	33.7	16.5	3.7	53.9
- Unallocated items				(0.4)
				53.5
Three months ended September 30, 2025
- Segments	41.7	31.3	23.0	96.0
- Unallocated items				—
				96.0
Nine months ended September 30, 2026
- Segments	76.2	33.1	54.8	164.1
- Unallocated items				(0.4)
				163.7
Nine months ended September 30, 2025
- Segments	60.3	69.4	106.8	236.5
- Unallocated items				0.4
				236.9

Revenue from two customers each represented 10% or more of the Group’s revenue from continuing operations as follows:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2026	2025	2026	2025

Customer A	70%	70%	70%	71%
Customer B	21%	17%	20%	17%